Other Non-Current Assets	12 Months Ended
Dec. 31, 2019
Other Non-Current Assets
Other Non-Current Assets

10. Other Non-Current Assets

Other non-current assets consist of the following:

	As of
	December 31,
	2018	2019
Various guarantees	451	388
Other long-term assets	2,092	1,613
Cash collaterals on swaps	—	22,220
Total	2,543	24,221

Cash collaterals on swaps represent cash deposited for the Group’s interest rate swaps being the difference between their fair value and an agreed threshold.